Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 15 — LEASES

The Company has various operating leases for office space and photocopiers. The lease agreements do not specify an explicit interest rate. The Company’s management believes that the Hong Kong Dollar Best Lending Rate (“BLR”) was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company as quoted by the BLR ranged from 5.25% to 6.13% (2024: 5.00% to 6.13%).

As of December 31, 2024 and 2025, the right-of-use assets totaled $130,134 and $94,573, respectively.

As of December 31, 2024 and 2025, lease liabilities consist of the following:

	As of December 31,
	2024	2025
Lease liabilities – current portion	$101,947	$56,266
Lease liabilities – non-current portion	29,378	39,177
Total	$131,325	$95,443

During the years ended December 31, 2023, 2024 and 2025, the Company incurred total operating lease expenses of $120,626, $104,351and $118,769 respectively.

Other lease information is as follows:

	As of December 31,
	2024	2025
Weighted-average remaining lease term – operating leases	1.3 years	1.7 years
Weighted-average discount rate – operating leases	5.99%	5.52%

The following is a schedule of future minimum payments under operating leases as of December 31, 2025:

As of December 31,
2026	60,205
2027	30,462
2028	10,153
Total lease payments	100,820
Less: imputed interest	(5,377)
Total operating lease liabilities, net of interest	$95,443